PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statements of Operations
Net revenue	¥ 10,322,068	¥ 9,782,448	¥ 9,268,101
Cost of revenue	(8,099,439)	(7,831,222)	(7,316,603)
Gross loss	2,222,629	1,951,226	1,951,498
Operating expenses
Selling and marketing expenses	(116,440)	(140,890)	(146,521)
General and administrative expenses	(917,877)	(965,982)	(1,047,072)
Research and development expenses	(36,319)	(38,159)	(31,912)
Income (loss) from continuing operations	1,151,993	(2,207,221)	713,234
Other income (expenses):
Interest income	89,780	94,008	42,231
Interest expenses	(1,924,631)	(1,936,537)	(1,878,155)
Others, net	21,804	25,319	5,266
Net loss from continuing operations	(614,859)	(3,941,594)	(828,318)
Income tax expenses	(156,053)	15,577	(276,235)
Net (loss) income	3,303,831	(4,285,393)	(1,266,118)
Parent Company | Reportable Legal Entities
Condensed Statements of Operations
Net revenue	6,952	6,776	13,852
Cost of revenue	(97,174)	(121,592)	(102,565)
Gross loss	(90,222)	(114,816)	(88,713)
Operating expenses
Selling and marketing expenses	(25,444)	(45,242)	(42,647)
General and administrative expenses	(238,611)	(230,744)	(232,832)
Research and development expenses	(9,207)	(9,546)	(5,294)
Income (loss) from continuing operations	(363,484)	(400,348)	(369,486)
Other income (expenses):
Interest income	63,429	62,606	5,593
Interest expenses	(321,923)	(261,152)	(207,510)
Equity in loss of subsidiaries and consolidated VIEs	(441,777)	(3,700,241)	(697,277)
Gain on disposal of subsidiaries	4,475,539
Others, net	15,046	9,933	(210)
Net loss from continuing operations	3,426,830	(4,289,202)	(1,268,890)
Income tax expenses	(1,444)	(851)
Net (loss) income	¥ 3,425,386	¥ (4,290,053)	¥ (1,268,890)